Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and due from banks	$ 16,840	$ 15,937
Interest bearing deposits with banks	25,468	58,557
Federal funds sold	0	1,600
Securities available-for-sale	678,749	464,383
Net loans	638,362	569,640
Financial liabilities
Deposits	1,096,461	900,925
Securities Sold under Agreement to Repurchase	196,272	170,410
Federal Home Loan Bank advances	25,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from banks	16,840	15,937
Interest bearing deposits with banks	25,468	58,557
Federal funds sold		1,600
Financial liabilities
Deposits	861,552	642,825
Securities Sold under Agreement to Repurchase	196,272	170,410
Federal Home Loan Bank advances	25,000
Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Securities available-for-sale	678,749	464,383
Financial liabilities
Deposits	234,909	258,100
Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Net loans	638,362	569,640
Carrying Value [Member]
Financial assets
Cash and due from banks	16,840	15,937
Interest bearing deposits with banks	25,468	58,557
Federal funds sold		1,600
Securities available-for-sale	678,749	464,383
Net loans	647,521	573,312
Financial liabilities
Deposits	1,095,189	898,996
Securities Sold under Agreement to Repurchase	196,272	$ 170,410
Federal Home Loan Bank advances	$ 25,000